UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2922

Waddell & Reed Advisors Cash Management, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Cash Management
December 31, 2007
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Commercial Paper
Beverages – 4.16%
Coca–Cola Company (The):
4.43%, 2–15–08	$25,000	$24,861,562
4.44%, 2–15–08	22,000	21,877,900
		46,739,462

Capital Equipment – 3.72%
Deere (John) Bank, S.A. (Deere (John) Capital Corporation),
4.6%, 1–24–08	13,700	13,659,737
Deere (John) Capital Corporation,
4.72%, 1–25–08	7,800	7,775,456
Deere (John) Credit Limited (Deere (John) Capital Corporation),
4.54%, 2–7–08	20,400	20,304,811
		41,740,004
Electronic Equipment – 0.18%
W.W. Grainger, Inc.,
4.25%, 1–14–08	2,000	1,996,931

Finance Companies – 5.46%
Avon Capital Corp. (Avon Products, Inc.),
4.42%, 1–18–08	8,000	7,983,302
Caterpillar Financial Services Corporation,
3.8%, 2–8–08	8,500	8,484,635
Prudential Funding LLC:
4.5%, 1–18–08	5,000	4,989,375
4.5%, 2–4–08	11,685	11,635,339
6.6%, 5–15–08	6,200	6,229,778
Toyota Motor Credit Corporation:
5.41%, 6–16–08	13,500	13,500,000
4.8%, 10–6–08	8,500	8,500,000
		61,322,429
Food and Related – 7.69%
Archer Daniels Midland Company:
4.3%, 1–24–08	4,200	4,188,462
4.38%, 1–31–08	11,900	11,856,565
4.28%, 2–26–08	15,000	14,900,133
4.33%, 2–26–08	2,100	2,085,855
Hershey Company (The):
4.45%, 1–17–08	7,500	7,485,167
4.45%, 1–24–08	18,500	18,447,404
McCormick & Co. Inc.,
5.15%, 2–29–08	8,100	8,031,634
Nestle Capital Corp.,
5.09%, 3–13–08	8,000	7,918,560
Nestle Finance France S.A.,
4.61%, 2–4–08	11,500	11,449,930
		86,363,710

Health Care – Drugs – 9.09%
Alcon Capital Corporation (Nestle S.A.),
4.67%, 1–23–08	2,644	2,636,454
GlaxoSmithKline Finance plc:
4.55%, 1–22–08	26,500	26,429,664
4.65%, 2–4–08	3,450	3,434,849
4.65%, 2–26–08	3,500	3,474,683
4.6%, 3–26–08	21,600	21,365,400
Pfizer Inc.:
4.41%, 5–15–08	33,600	33,044,340
4.41%, 5–29–08	11,950	11,731,883
		102,117,273
Household – General Products – 0.47%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
4.24%, 1–25–08	5,300	5,285,019

Leisure Time Industry – 3.91%
Walt Disney Company (The):
4.55%, 2–15–08	12,500	12,428,906
4.52%, 2–19–08	3,700	3,677,237
4.53%, 2–20–08	12,200	12,123,242
4.55%, 2–21–08	15,800	15,698,156
		43,927,541
Mining – 3.84%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.0%, 1–16–08	8,500	8,482,292
4.8%, 1–17–08	15,000	14,968,000
5.55%, 1–18–08	2,000	1,994,758
5.4%, 1–25–08	12,800	12,753,920
4.89%, 1–31–08	5,000	4,979,625
		43,178,595
Retail – Food Stores – 0.89%
Walgreen Co.,
4.24%, 1–25–08	10,000	9,971,733

Trucking and Shipping – 1.53%
United Parcel Service, Inc.,
4.27%, 6–30–08	17,600	17,222,152

Utilities – Telephone – 0.17%
AT&T Inc.,
4.05%, 1–2–08	1,936	1,935,782

Total Commercial Paper – 41.11%		461,800,631

Commercial Paper (backed by irrevocable bank letter of credit)
Banks – 0.69%
ICICI Bank Limited (Bank of America, National Association),
4.835%, 9–24–08	8,000	7,713,123

Finance Companies – 10.47%
NATC California LLC (SunTrust Bank),
5.02%, 1–10–08	30,000	29,962,350
River Fuel Company #2, Inc. (Bank of New York (The)):
4.7%, 1–15–08	2,039	2,035,273
4.69%, 1–31–08	17,754	17,684,612
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.09%, 1–31–08	10,370	10,326,014
River Fuel Trust #1 (Bank of New York (The)):
4.69%, 1–31–08	14,203	14,147,490
5.05%, 1–31–08	2,868	2,855,931
Vehicle Services of America Ltd. (Bank of America, National Association),
5.0%, 3–11–08	41,000	40,601,389
		117,613,059
Food and Related – 3.09%
COFCO Capital Corp. (Rabobank Nederland),
4.85%, 1–15–08	34,800	34,734,363

Total Commercial Paper (backed by irrevocable bank letter of credit) – 14.25%		160,060,545

Notes
Banks – 2.93%
Lloyds TSB Bank PLC,
5.22118%, 1–7–08 (A)	8,605	8,605,000
Wells Fargo & Company:
5.285%, 1–2–08 (A)	8,000	8,000,000
5.1075%, 1–15–08 (A)	8,300	8,300,032
5.07625%, 1–18–08 (A)	8,000	8,000,000
		32,905,032
Business Equipment and Services – 0.08%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, National Association),
5.22%, 1–2–08 (A)	910	910,000

Capital Equipment – 0.93%
Deere (John) Capital Corporation:
5.0375%, 3–25–08 (A)	6,100	6,100,000
4.5%, 8–25–08	4,350	4,340,014
		10,440,014
Computers – Main and Mini – 2.16%
International Business Machines Corporation:
5.185%, 1–3–08 (A)	5,500	5,500,000
5.2725%, 1–8–08 (A)	18,750	18,750,031
		24,250,031
Finance Companies – 5.44%
BP Capital Markets p.l.c.,
5.06625%, 3–11–08 (A)	17,100	17,100,000
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, National Association),
5.17%, 1–3–08 (A)	4,925	4,925,000
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
4.85%, 1–2–08 (A)	1,000	1,000,000
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank N.A.),
4.9%, 1–3–08 (A)	4,180	4,180,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, National Association),
5.11%, 1–3–08 (A)	4,270	4,270,000
Toyota Motor Credit Corporation:
5.24%, 5–2–08	16,700	16,700,000
5.28%, 5–23–08	8,595	8,595,000
Unilever Capital Corporation,
5.22188%, 1–14–08 (A)	4,300	4,300,000
		61,070,000
Food and Related – 0.22%
Cheney Bros, Inc., Taxable Variable Rate Demand Revenue Bonds, Series 1997 (Wachovia Bank, National Association),
5.27%, 1–3–08 (A)	2,515	2,515,000

Furniture and Furnishings – 0.07%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
5.27%, 1–3–08 (A)	825	825,000

Health Care – General – 0.67%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, National Association),
5.11%, 1–3–08 (A)	2,305	2,305,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004 (Wachovia Bank, National Association),
5.11%, 1–3–08 (A)	5,235	5,235,000
		7,540,000
Household – General Products – 2.19%
Columbia Ridge Orchards, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1998 (U.S. Bank National Association),
5.15%, 1–3–08 (A)	766	766,000
Kimberly–Clark Corporation,
4.42%, 12–19–08	17,100	17,079,337
Procter & Gamble Company (The),
3.5%, 12–15–08	6,534	6,488,488
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.15%, 1–3–08 (A)	266	266,000
		24,599,825
Leisure Time Industry – 0.54%
Ansley Golf Club, Inc., Incremental Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
5.27%, 1–3–08 (A)	6,100	6,100,000

Multiple Industry – 2.32%
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
4.9%, 1–2–08 (A)	5,800	5,800,000
General Electric Capital Corporation:
5.2625%, 1–9–08 (A)	12,500	12,496,548
4.91625%, 1–24–08 (A)	5,000	5,000,000
4.125%, 3–4–08	2,700	2,693,331
		25,989,879
Non–Residential Construction – 1.85%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
4.9%, 1–2–08 (A)	20,785	20,785,000

Real Estate Investment Trust – 0.24%
Handy, L.C., Taxable Variable Rate Demand Revenue Bonds, Series 2001 (U.S. Bank National Association),
5.2%, 1–3–08 (A)	2,670	2,670,000

Retail – General Merchandise – 3.84%
Target Corporation,
5.4%, 10–1–08	13,000	13,062,437
Wal–Mart Stores, Inc.,
5.933%, 6–1–08	30,000	30,053,407
		43,115,844
Trucking and Shipping – 0.03%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, National Association),
5.16%, 1–3–08 (A)	385	385,000

Total Notes – 23.51%		264,100,625

TOTAL CORPORATE OBLIGATIONS – 78.87%		$885,961,801

(Cost: $885,961,801)

MUNICIPAL OBLIGATIONS – TAXABLE

Alabama – 0.27%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, National Association),
5.22%, 1–3–08 (A)	3,050	3,050,000

Arkansas – 0.62%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
4.9%, 1–2–08 (A)	7,020	7,020,000

California – 8.39%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c.),
4.72%, 1–10–08	48,000	48,000,000
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
4.72%, 1–9–08	25,000	25,000,000
Air Products Manufacturing Corporation, Taxable Series 1997A,
4.72%, 1–9–08	15,500	15,500,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.0%, 1–2–08 (A)	3,900	3,900,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ–T (U.S. Bank National Association),
5.05%, 1–2–08 (A)	1,795	1,795,000
		94,195,000
District of Columbia – 0.17%
District of Columbia Revenue Bonds (American Society for Microbiology Project) Series 1998B (Taxable), (Wachovia Bank, National Association),
5.11%, 1–3–08 (A)	1,905	1,905,000

Florida – 0.98%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Multi–Tenant Office Building Project), Taxable Series 2004C (Bank of America, National Association),
4.9%, 1–2–08 (A)	7,900	7,900,000
University of South Florida Research Foundation,
      Incorporated, Variable Rate Demand Revenue
      Bonds (Interdisciplinary Research Building Project),
      Taxable Series 2004B (Bank of America,
      National Association),

4.9%, 1–2–08 (A)	3,160	3,160,000
		11,060,000
Georgia – 4.98%
Municipal Electric Authority of Georgia, General
      Resolution Projects Bond Anticipation Notes,
      Series B (Taxable), (Bayerische Landesbank, New York
      Branch, Wachovia Bank, National Association and
      WestLB AG, New York Branch):

5.11%, 1–8–08	37,000	37,000,000
4.9%, 2–5–08	10,250	10,250,000
4.95%, 2–5–08	8,725	8,725,000
		55,975,000
Indiana – 0.35%
Ball State University Foundation, Inc., Variable Rate Demand Notes, Series 2001 (Taxable), (U.S. Bank National Association),
4.85%, 1–2–08 (A)	3,940	3,940,000

Minnesota – 0.53%
City of Plymouth, Minnesota, Health Facilities Revenue Bonds, WestHealth Taxable Bonds, Series 1994B (Financial Security Assurance Inc.),
5.1%, 1–3–08 (A)	5,900	5,900,000

Missouri – 0.13%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002 (UMB Bank, N.A.),
4.94%, 1–3–08 (A)	1,490	1,490,000

Pennsylvania – 0.20%
Berks County Industrial Development Authority, Federally–Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray–Pak Corp. Project), Series B of 2001 (Wachovia Bank, National Association),
5.16%, 1–3–08 (A)	2,245	2,245,000

Washington – 0.35%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Columbia Heights Retirement Project), Series 2004 B (Wells Fargo Bank, N.A.),
5.06%, 1–2–08 (A)	3,880	3,880,000

TOTAL MUNICIPAL OBLIGATIONS – TAXABLE – 16.97%		$190,660,000

(Cost: $190,660,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Overseas Private Investment Corporation:
4.4%, 1–2–08 (A)	18,698	18,697,674
4.5%, 1–2–08 (A)	27,960	27,960,000

TOTAL UNITED STATES GOVERNMENT
AGENCY OBLIGATIONS – 4.16%		$46,657,674

(Cost: $46,657,674)

TOTAL INVESTMENT SECURITIES – 100.00%		$1,123,279,475

(Cost: $1,123,279,475)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008